Financial risk management - Offsetting Financial Assets and Liabilities (Details) - Credit Risk - GBP (£) £ in Millions	Mar. 31, 2022	Mar. 31, 2021
Assets
Gross carrying amounts	£ 587	£ 999
Gross amounts offset	0	0
Net amount presented in statement of financial position	587	999
Related amounts available to be offset but not offset in statement of financial position
Financial instruments	(144)	(242)
Cash collateral received/ pledged	(105)	(561)
Net amount	338	196
Liabilities
Gross carrying amounts	(1,013)	(899)
Gross amounts offset	0	0
Net amount presented in statement of financial position	(1,013)	(899)
Related amounts available to be offset but not offset in statement of financial position
Financial instruments	144	242
Cash collateral received/ pledged	774	471
Net amount	(95)	(186)
Assets (Liabilities)
Gross carrying amounts	(426)	100
Gross amounts offset	0	0
Net amount presented in statement of financial position	(426)	100
Related amounts available to be offset but not offset in statement of financial position
Financial instruments	0	0
Cash collateral received/ pledged	669	(90)
Net amount	243	10
Financing derivatives
Liabilities
Gross carrying amounts	(991)	(767)
Gross amounts offset	0	0
Net amount presented in statement of financial position	(991)	(767)
Related amounts available to be offset but not offset in statement of financial position
Financial instruments	136	234
Cash collateral received/ pledged	771	467
Net amount	(84)	(66)
Commodity contract derivatives
Liabilities
Gross carrying amounts	(22)	(132)
Gross amounts offset	0	0
Net amount presented in statement of financial position	(22)	(132)
Related amounts available to be offset but not offset in statement of financial position
Financial instruments	8	8
Cash collateral received/ pledged	3	4
Net amount	(11)	(120)
Bank account and bank overdraft
Assets
Gross amounts offset	0	0
Financing derivatives
Assets
Gross carrying amounts	298	942
Gross amounts offset	0	0
Net amount presented in statement of financial position	298	942
Related amounts available to be offset but not offset in statement of financial position
Financial instruments	(136)	(234)
Cash collateral received/ pledged	(55)	(561)
Net amount	107	147
Commodity contract derivatives
Assets
Gross carrying amounts	289	57
Gross amounts offset	0	0
Net amount presented in statement of financial position	289	57
Related amounts available to be offset but not offset in statement of financial position
Financial instruments	(8)	(8)
Cash collateral received/ pledged	(50)	0
Net amount	£ 231	£ 49